Subsequent Events (IMAC Regeneration Center of St Louis, LLC)	12 Months Ended
Dec. 31, 2017
IMAC Regeneration Center of St. Louis, LLC [Member]
Subsequent Events

Note 13 – Subsequent Events

In March 2018, the IMAC Holdings, LLC entered into an agreement to purchase sixty-four of one hundred of the outstanding ownership shares in the company held by others for an amount based on a percentage of collections from regeneration- related services and associated products for a defined period.